INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
Income Tax Expense
INCOME TAX EXPENSE

8. INCOME TAX EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company’s Hong Kong subsidiaries have both Hong Kong–sourced and non-Hong Kong–sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong–sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2020, 2021 and 2022. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”), the Company’s PRC subsidiaries are generally subject to PRC corporate income tax at the statutory rate of 25% on their respective estimated assessable profits for the years ended December 31, 2020, 2021 and 2022. Certain PRC subsidiaries of the Company engaged in environmental protection projects were subject to tax at a preferential tax rate of 12.5% or fully exempted from income tax according to the preferential policy of the CIT law for the years ended December 31, 2020, 2021 and 2022.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax expense are as follows:

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Current income tax (benefit)/expense	(4,436)	2,294	3,066	445
Deferred income tax expense/(benefit)	5,694	(159)	2,798	405

Total	1,258	2,135	5,864	850

Profit/(loss) before income tax consists of the following:

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

PRC	(1,214)	(4,669)	6,406	929
BVI	25,442	(48,106)	(22,776)	(3,303)
Hong Kong	(49)	(61)	(62)	(9)

Total profit/(loss) before income tax for the year	24,179	(52,836)	(16,432)	(2,383)

A reconciliation of the income taxes computed at the PRC statutory tax rate of 25% to the actual income tax expense is as follows:

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss) before income tax for the year	24,179	(52,836)	(16,432)	(2,383)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax expense/(benefit)	6,045	(13,209)	(4,108)	(596)
Effect of different tax rates of the Company and certain subsidiaries	(1,186)	6,937	5,699	826
Tax losses with no deferred tax assets recognized	1,067	1,770	420	61
Non-deductible expenses	196	122	983	143
Statutory income	(903)	—	(201)	(29)
Deductible temporary differences with no deferred tax assets recognized	—	—	971	141
Utilization of previously unrecognized deductible temporary differences and tax losses	(50)	(150)	(1,774)	(257)
Write-off of unrecoverable deferred tax assets previously recognized	—	2,987	2,272	329
Preferential tax rate	2,038	2,215	14	2
Current and deferred tax rate differences	(488)	—	—	—
Others	(5,461)*	1,463	1,588	230

Income tax expense	1,258	2,135	5,864	850

*	It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing CIT Law and penalties for overdue income tax payment.

The Company’s provision for income tax related to uncertain tax position including in the tax payables for the years ended December 31, 2021 and 2022 is as follows:

	Year Ended December 31,
	2021	2022	2022
	CNY	CNY	US$

As of January 1	8,378	8,378	1,215
Additions based on tax positions	—	630	91

As of December 31	8,378	9,008	1,306